May 5, 2026

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Manor Investment Funds

Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 333-99520, CIK No. 0001003924)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Manor Investment Funds (the “Trust”), on behalf of the Manor Fund, Manor Growth Fund and Manor Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2026.

Questions related to this filing should be directed to Andrew Davalla of Thompson Hine LLP at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla

3900 Key Center 127 Public Square Cleveland, Ohio 44114-1291	www.ThompsonHine.com O: 216.566.5500 F: 216.566.5800